Stockholders' Equity	12 Months Ended
Jun. 30, 2013
Equity [Abstract]
Stockholders' Equity
9.   Stockholders’ Equity:

Preferred Stock

On April 1, 2010, the Company sold 10,297 shares of 10% Series A convertible preferred stock to non-affiliated purchasers for $10,297,000. On June 2, 2010, the Company sold 1,200 shares of 10% Series B convertible preferred stock (together with the Series A preferred stock, the “Convertible Preferred Stock”) to affiliated purchasers for $1,200,000.  After deducting cash closing costs of $742,159, the Company received aggregate net cash proceeds from the sale of the Convertible Preferred Stock in the amount of $10,754,841.

Pursuant to the terms of the Convertible Preferred Stock, the Convertible Preferred Stock was initially convertible into approximately 359,281 shares of the Company’s Common Stock, subject to adjustment. In addition, the holders of the Convertible Preferred Stock received immediately exercisable warrants to purchase up to approximately 359,281 shares of the Company’s Common Stock.

Each share of Convertible Preferred Stock has a stated value of $1,000 (the “Stated Value”). Each holder of shares of Convertible Preferred Stock is entitled to receive semi-annual dividends at the rate of 10% per annum of the Stated Value for each share of Convertible Preferred Stock held by such holder. Except in limited circumstances, the Company can elect to pay the dividends in cash or shares of Common Stock.  If the dividends are paid in shares of Common Stock, such shares will be priced at the lower of 90% of the average volume weighted-average price for the 20 trading days immediately preceding the payment date or $0.224.  The dividends were subject to a 30% make whole provision.    At June 30, 2013 the make whole provision had been satisfied.

The shares of Convertible Preferred Stock were convertible into shares of Common Stock at an initial conversion price of $32.00 per share and are convertible at any time. The conversion price is subject to adjustment if the Company sells or grants any Common Stock or Common Stock equivalents, subject to certain exclusions, at an effective price per share that is lower than the conversion price of the Convertible Preferred Stock.  After 18 months from the date of issuance of the Convertible Preferred Stock, if the Company’s Common Stock trades above $80.00 for 20 out of 30 consecutive trading days, the Convertible Preferred Stock will no longer be subject to adjustment.

On December 27, 2010, in connection with the Company’s ATM facility, discussed below, the conversion price on the then outstanding 5,325 shares of Convertible Preferred Stock was adjusted from $32.00 to $30.00, resulting in an additional 11,094 shares of Common Stock that would be issued upon conversion of the then outstanding Convertible Preferred Stock. In connection with the adjustment of the conversion price, due to a beneficial conversion feature, an additional dividend in the amount of $360,733 was recorded as an increase to both additional paid-in capital and accumulated deficit.

On July 18, 2011, in connection with the Company’s ATM facility, the conversion price on the then outstanding 4,860 shares of Convertible Preferred Stock was adjusted from $30.00 to $27.00, resulting in an additional 18,000 shares of Common Stock that would be issued upon conversion of the then outstanding Convertible Preferred Stock. In connection with the adjustments to the conversion price, due to a beneficial conversion feature, an additional dividend in the amount of $778,000 was recorded as an increase to both additional paid-in capital and accumulated deficit.

On January 6, 2012, in connection with the Company’s placement of Common Stock and warrants, the conversion price on the then outstanding 4,845 shares of Convertible Preferred Stock was adjusted from $27.00 to $26.00, resulting in an additional 6,902 shares of Common Stock that would be issued upon conversion of the then outstanding Convertible Preferred Stock. In connection with the adjustments to the conversion price, due to a beneficial conversion feature, an additional dividend in the amount of $298,355 was recorded as an increase to both additional paid-in capital and accumulated deficit.

On January 4, 2013, in connection with the Company’s placement of Common Stock and warrants, the conversion price on the then outstanding 995 shares of Convertible Preferred Stock was adjusted from $26.00 to $10.00, resulting in an additional 61,231 shares of Common Stock that would be issued upon conversion of the then outstanding Convertible Preferred Stock. In connection with the adjustments to the conversion price, due to a beneficial conversion feature, an additional dividend in the amount of $125,260 was recorded as an increase to both additional paid-in capital and accumulated deficit.

On May 9, 2013, in connection with the Company’s placement of Common Stock, the conversion price on the then outstanding 965 shares of Convertible Preferred Stock was adjusted from $10.00 to $3.00, resulting in an additional 232,167 shares of Common Stock that would be issued upon conversion of the then outstanding Convertible Preferred Stock. As a result of the resets to the conversion price, each share of Preferred Stock was convertible into 333 shares of Common Stock (a conversion price of $3.00).

On August 8, 2012, in connection with a warrant exchange, 2,384 shares of Series A convertible preferred stock were converted into 91,692 shares of Common Stock. Additionally, certain directors of the Company converted their 1,200 shares of Series B convertible preferred stock into 46,154 of Common Stock.

On June 24, 2013, in connection with an exchange offer, 135 shares of Series A convertible preferred stock were converted into 56,250 shares of Common Stock. Subsequent to June 24, 2013, there were 800 shares of Series A convertible preferred stock outstanding and no shares of Series B convertible preferred stock outstanding.

During the fiscal year ended June 30, 2011, 4,345 shares of Convertible Preferred Stock were converted into 136,688 shares of Common Stock. During the fiscal year ended June 30, 2011, the Company issued an additional 79,123 shares of Common Stock for the payment of dividends in the amount of $2,277,567. Total dividends payable on the outstanding 4,890 shares of Convertible Preferred Stock at June 30, 2011 amounted to $122,252.

During the fiscal year ended June 30, 2012, 311 shares of Convertible Preferred Stock were converted into 11,786 shares of Common Stock. During the fiscal year ended June 30, 2012, the Company issued an additional 23,219 shares of Common Stock for the payment of dividends in the amount of $557,150. Total dividends payable on the outstanding 4,579 shares of Convertible Preferred Stock at June 30, 2012 amounted to $114,474.

During the fiscal year ended June 30, 2013, 3,779 shares of Convertible Preferred Stock were converted into 202,846 shares of Common Stock. Additionally, in connection with a convertible preferred stock conversion agreement entered into on June 24, 2013, an additional 11,250 shares of Common Stock were issued to the holders of 135 shares of Convertible Preferred Stock. During the fiscal year ended June 30, 2013, the Company issued an additional 37,196 shares of Common Stock for the payment of dividends in the amount of $591,321. Total dividends payable on the outstanding 800 shares of Convertible Preferred Stock at June 30, 2012 amounted to $20,000.

Warrants

Pursuant to the purchase agreements, the Company delivered a Warrant to purchase shares of Common Stock to the Series A Non-Affiliate Investors and a Warrant to purchase shares of Common Stock to the Series B Affiliate Investors (the “Warrants”). Each Warrant has an initial exercise price of $35.00 per share of Common Stock. The Warrants are immediately exercisable and have a five year term. The Warrants issued to the Series A Non-Affiliate Investors also contain a provision which limits the holder’s beneficial ownership to a maximum of 4.99% (which percentage may be increased to 9.99% upon 60 days notice to the Company).

On August 8, 2012, pursuant to a warrant exchange agreement, 172,625 warrants were exchanged for 69,022 shares of Common Stock.

As discussed in Note 8 above, the Company is required to record the warrants as liabilities. As a result, the Company must allocate the proceeds to the warrants based upon their fair value with the remainder of the proceeds allocated to the Preferred Stock. The Company allocated the gross proceeds of the offering as follows:

	Series A	Series B
	Convertible	Convertible
	Preferred Stock	Preferred Stock	Total
Total gross proceeds	$10,297,000	$1,200,000	$11,497,000
Allocated to warrants	(1,530,070)	(228,938)	(1,759,008)
Allocated to Convertible Preferred Stock	$8,766,930	$971,062	$9,737,992

Due to the allocation of the proceeds to the fair value of the warrant at the issuance dates, the convertible feature of the Preferred Stock was below market value. Such feature, as it specifically relates to the convertible feature of the Preferred Stock, is characterized as a “Beneficial Conversion Feature” (“BCF”). Pursuant to existing accounting standards, FASB ASC topic 470.20 – Debt with Conversion and Other Options”, the estimated relative fair value of the BCF was $15,068,031. The value of the BCF which amounted to $5,330,039 was determined utilizing an intrinsic value method with the fair value of the warrants determined using the Black-Scholes model at the date of issuance.

Placement Agent Warrants

On April 1, 2010, in connection with the issuance of the Series A convertible preferred stock, the Company issued warrants to purchase 10,797 shares of the Company’s Common Stock as partial compensation for services related to the raising of the capital.  Each warrant has an initial exercise price of $35.00 per share of Common Stock. The warrants are immediately exercisable and have a five year term. In accordance with ASC 480-10, Distinguishing Liabilities from Equity, the Company determined that such warrants are to be accounted for as a liability. Accordingly, using the Black-Scholes model, the Company recorded a warrant liability in the amount of $51,339 related to the warrants on the issuance date. The Company recorded a charge to additional paid in capital as an additional cost of capital.

Common Stock

On September 22, 2009, the stockholders approved a proposal to increase the authorized Common Stock of the Company from 100,000,000 shares to 120,000,000 shares.  On May 25, 2010, the stockholders approved a proposal to increase the authorized Common Stock of the Company from 120,000,000 shares to 250,000,000 shares.  On December 14, 2011, the stockholders approved a proposal to increase the authorized Common Stock of the Company from 250,000,000 shares to 350,000,000 shares.  On March 25, 2013, the stockholders approved a proposal to increase the authorized Common Stock of the Company from 350,000,000 shares to 500,000,000 shares.

At the Market Sales Agreement

On December 22, 2010, the Company entered into an At Market Issuance Sales Agreement (the “ATM”) under which the Company, from time to time, may issue and sell shares of its Common Stock, with an aggregate offering price of up to $5,500,000.  Such Common Stock will be offered and sold pursuant to a prospectus supplement filed with the Securities and Exchange Commission in connection with the Company’s shelf registration statement on Form S-3 (File No. 333-170140), which became effective on November 9, 2010.

During the fiscal year ended June 30, 2013, the Company issued 3,539 shares of Common Stock under the ATM for gross proceeds in the amount of $100,570.

During the fiscal year ended June 30, 2012, the Company issued 18,346 shares of Common Stock under the ATM for gross proceeds in the amount of $509,670.

During the fiscal year ended June 30, 2011, the Company issued 59,115 shares of Common Stock under the ATM for gross proceeds in the amount of $1,853,421.

From the inception of the ATM through June 30, 2013, the Company has issued 81,000 shares of Common Stock under the ATM for gross proceeds in the amount of $2,463,661.

In November 2012, the Company was delisted from the NYSE MKT exchange and is now quoted on the OTCQB.  Since the Company is no longer listed on the NYSE MKT exchange, the Company is no longer be able to issue and sell shares of its Common Stock under the ATM.

Public Placements of Common Stock and Warrants

January 6, 2012 and March 1, 2012 Placement

On January 6, 2012 and March 1, 2012, the Company entered into securities purchase agreements to raise an aggregate of $2,862,012 in gross proceeds through the sale of an aggregate of 110,077 shares of its Common Stock.  The investors, excluding officers and directors of Senesco or funds affiliated with such officers or directors participating in the offering, also received 50% warrant coverage at an exercise price of $28.60 per share.  The Common Stock and 50% warrant coverage (the “Unit”) was priced at $26.00 per Unit.

January 4, 2013 Placement

On January 4, 2013, the Company entered into definitive agreements to issue 300,000 shares of Common Stock (the “Shares”) and five year warrants (the “Warrants”) to purchase 300,000 shares of Common Stock with an exercise price of $12.00 per share (the shares underlying the Warrants, the “Warrant Shares”, together with the Shares and Warrants, the “Securities”) (the “Offering”) for gross proceeds of $3,000,000, before deducting estimated offering expenses, in a registered direct offering.  The Warrants are exercisable from the date that is one year and one day following the issuance date until the fifth anniversary of the issuance date and contain standard anti-dilution provisions and adjustment provisions in the event of stock splits, combinations, dividends, distributions or reorganizations.  Additionally, the Warrants contain exercise price reset features for a period of eighteen months from the date of issuance and cash settlement features in the event of a fundamental transaction.  Due to the cash settlement features in the Warrants, $459,000 of the net proceeds was recorded as a warrant liability.  Each Share, together with the Warrant, was sold at a price of $10.00 per unit. In April and June 2013, all of the warrants were exchanged for Common Stock (see Note 8).  Therefore, these Warrants are not included in the calculation of the warrant liability at June 30, 2013.

The net offering proceeds to the Company from the sale of the Common Stock and Warrants, after deducting the offering expenses payable by the Company of $151,202, were $2,848,798.  Six hundred thousand dollars of the net proceeds of the offering are being used for investor relations purposes and the remainder was used for working capital, research and development and general corporate purposes.

The Offering closed on January 8, 2013.

May 9, 2013 Placement

On May 9, 2013, the Company entered into definitive agreements to issue 418,333 shares of Common Stock (the “Shares”) (the “Offering”) at an offering price of $3.00 per share for gross proceeds of $1,255,000, before deducting estimated offering expenses, in a registered direct offering.  Additionally, the Shares contain exercise price reset features for a period of one year from the date of issuance.

The net offering proceeds to the Company from the sale of the Common Stock, after deducting the offering expenses payable by the Company of $153,318, were $1,101,682.  The net proceeds of the offering are being used for working capital, research and development and general corporate purposes.

The Offering closed on May 10, 2013.